UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2010

Date of reporting period: November 30, 2009

Item 1.	Reports to Stockholders.

SEI ALPHA STRATEGY PORTFOLIOS, LP

SEI LIBOR Plus Portfolio

Financial Statements

For the six month period from

May 31, 2009

to

November 30, 2009

(Unaudited)

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

†	Percentages based on total investments

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.1%

Agency Mortgage-Backed Obligations — 11.2%
FHLMC ARM (A)
5.830%, 03/01/36	$9,633	$10,079
5.262%, 10/01/35	5,620	5,872
4.778%, 06/01/35	8,532	8,826
FHLMC CMO, Ser 3335, Cl BF
0.389%, 07/15/19 (A)	5,108	5,032
FHLMC CMO, Ser 3336, Cl FA
0.469%, 02/15/19 (A)	7,910	7,895
FNMA
6.000%, 07/01/37	6,682	7,175
FNMA ARM (A)
5.118%, 10/01/35	8,355	8,740
4.526%, 01/01/34	2,701	2,808
4.496%, 05/01/35	8,786	9,153
3.702%, 04/01/33	1,178	1,209
3.634%, 06/01/35	2,459	2,539
3.565%, 10/01/33	2,235	2,306
3.529%, 06/01/35	2,110	2,167
3.427%, 09/01/34	3,134	3,240
3.361%, 10/01/33	1,398	1,448
3.285%, 10/01/33	2,539	2,608
2.946%, 07/01/34	3,776	3,886
2.831%, 09/01/33	3,737	3,874
2.757%, 02/01/35	4,706	4,831
2.497%, 03/01/35	5,614	5,739
GNMA, Ser 2009-23, Cl DM
5.500%, 04/16/39	1,928	2,072

		101,499

Non-Agency Mortgage-Backed Obligations — 30.9%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (B)	479	96
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
4.582%, 06/25/35 (A)	2,094	1,555
Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1
3.382%, 09/25/35 (A)	1,448	1,077

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Home Mortgage Assets, Ser 2006-2A2, Cl 2A2
0.496%, 09/25/46 (A)	$3,956	$772
American Home Mortgage Assets, Ser 2006-4, Cl 2A2
1.802%, 10/25/46 (A)	4,641	1,105
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	7,015	7,035
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	2,806	2,856
Banc of America Commercial Mortgage, Ser 2006-5, Cl A1
5.185%, 09/10/47	2,610	2,657
Banc of America Funding, Ser 2004-C, Cl 2A2
4.655%, 12/20/34 (A)	1,936	1,495
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	5,699	5,569
Banc of America Mortgage Securities, Ser 2003-5, Cl 1A36
5.000%, 07/25/33	4,000	3,961
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.686%, 12/25/33 (A)	1,449	1,384
Banc of America Mortgage Securities, Ser 2007-4, Cl B2
6.185%, 12/28/37 (A)	1,415	73
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.185%, 12/28/37 (A)	3,864	252
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	6,923	6,923
Bear Stearns Commercial Morgage Securities, Ser 2007-T28, Cl G
6.176%, 09/11/42 (A) (B)	955	150
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2, IO
1.193%, 02/11/41 (A) (B)	93,706	1,752

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/42 (A)	$384	$388
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.909%, 06/11/40 (A)	5,000	4,388
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	5,000	4,373
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
6.176%, 09/11/42 (A) (B)	548	122
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.386%, 12/25/36 (A)	203	25
Bear Stearns Mortgage Funding Trust, Ser 2007-AR2, Cl A3
0.466%, 03/25/37 (A)	5,772	689
Chase Mortgage Finance, Ser 2007- A1, Cl 7A1
4.593%, 02/25/37 (A)	4,733	4,352
Chaseflex Trust, Ser 2007-M1, Cl 2AV1
0.386%, 08/25/37 (A)	434	417
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 2A4A
5.900%, 06/25/36 (A)	24	15
Commercial Mortgage Pass- Through Certificates, Ser 2006- C8, Cl G
5.594%, 12/10/46 (A)	1,750	139
Countrywide Alternative Loan Trust, Ser 2006-OA1, Cl 2A1
0.447%, 03/20/46 (A)	254	119
Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.307%, 12/20/46 (A)	1,102	995
Countrywide Alternative Loan Trust, Ser 2006-OA9, Cl 2A2
2.202%, 07/20/46 (A)	1,828	325
Countrywide Alternative Loan Trust, Ser 2007-OH1, Cl A1D
0.446%, 04/25/47 (A)	619	308
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003- 24, Cl A2
4.500%, 07/25/33	7,452	7,450
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003- 34, Cl A3
5.000%, 09/25/33	2,579	2,584
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004- 13, Cl 2A17
5.750%, 08/25/34	2,275	2,270
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004- 22, Cl A1
3.510%, 11/25/34 (A)	1,245	1,006

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005- 27, Cl B1
5.500%, 12/25/35	$1,605	$231
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005- 27, Cl M
5.500%, 12/25/35	3,793	553
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 1A1
4.553%, 02/20/36 (A)	2,922	1,536
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005- HYB9, Cl 1A2
3.004%, 02/20/36 (A)	365	64
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007- 17, Cl M
6.190%, 10/25/37 (A)	5,752	391
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008- 2R, Cl A1
6.000%, 12/25/36	2,327	1,959
Credit Suisse First Boston Mortgage Securities, Ser 2000- C1, Cl A2
7.545%, 04/15/62	2,320	2,349
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	4,046	4,166
Credit Suisse First Boston Mortgage Securities, Ser 2003- C3, Cl A3
3.382%, 05/15/38	1,987	1,992
Credit Suisse First Boston Mortgage Securities, Ser 2005- C1, Cl A2
4.609%, 02/15/38	2,550	2,557
Credit Suisse First Boston Mortgage Securities, Ser 2005- C3, Cl A2
4.512%, 07/15/37	7,312	7,317
Credit Suisse First Boston Mortgage Securities, Ser 2005- C4, Cl A2
5.017%, 08/15/38	6,435	6,470
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
6.020%, 06/15/38 (A)	112	94
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/49 (A)	79	62
Credit Suisse, Ser 2006-HC1A, Cl A2
0.499%, 05/15/23 (A) (B)	4,000	3,520
Crown Castle Towers LLC, Ser 2005-1A, Cl AFL
0.619%, 06/15/35 (A) (B)	1,500	1,478
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	1,549	1,568

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	$6,003	$6,143
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.367%, 05/25/35 (A)	714	569
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	7,688	7,596
First Horizon Asset Securities, Ser 2006-AR1, Cl 2A1
5.839%, 05/25/36 (A)	1,468	946
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
5.640%, 11/25/36 (A)	3,914	2,971
First Union National Bank Commercial Mortgage, Ser 2000-C1, Cl A2
7.841%, 05/17/32	2,049	2,058
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	3,075	3,148
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	10,274	10,226
GMAC Mortgage Loan Trust, Ser 2004-J3, Cl A1
5.250%, 07/25/34	2,334	2,305
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	3,353	3,310
GS Mortgage Securities, Ser 2007- GG10, Cl A4
5.999%, 08/10/45 (A)	3,059	2,518
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.636%, 10/25/32 (A)	1,560	1,460
GSR Mortgage Loan Trust, Ser 2005-6F, Cl 1A1
5.000%, 07/25/35	1,940	1,807
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.767%, 01/25/35 (A)	1,305	1,005
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
5.098%, 04/25/35 (A)	1,944	1,545
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
3.363%, 11/19/34 (A)	287	160
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
1.987%, 06/20/35 (A) (B)	1,150	68
Harborview Mortgage Loan Trust, Ser 2006-12, Cl 2A11
0.327%, 01/19/38 (A)	774	734
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.586%, 07/25/35 (A)	1,723	1,079
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.836%, 03/25/35 (A)	1,132	653

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac Secured Assets CMN Owner Trust, Ser 2006-4, Cl A2A
0.346%, 01/25/37 (A)	$119	$66
Indymac Index Mortgage Loan Trust, Ser 2006-AR11, Cl 3A1
5.193%, 06/25/36 (A)	30	14
Indymac Index Mortgage Loan Trust, Ser 2006-AR14, Cl 1A4A
0.406%, 11/25/46 (A)	4,788	1,407
Indymac Index Mortgage Loan Trust, Ser 2006-AR2, Cl M1
0.686%, 04/25/46 (A)	227	—
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, IO
0.105%, 12/15/44 (A) (B)	301,019	1,003
JPMorgan Chase Commercial Mortgage Securities, Ser 2000- C10, Cl A2
7.371%, 08/15/32 (A)	2,246	2,248
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C3, Cl A2
4.223%, 01/15/42	1,539	1,537
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP9, Cl A3
5.336%, 05/15/47	1,621	1,365
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47	6,000	5,164
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.826%, 12/25/34 (A)	2,778	2,724
LB-UBS Commercial Mortgage Trust, Ser 2000-C3, Cl A2
7.950%, 05/15/25 (A)	1,090	1,091
7.370%, 08/15/26	4,106	4,179
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	3,181	3,281
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (B)	3,450	3,625
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (A)	5,896	5,938
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	3,740	3,720
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
3.971%, 07/25/35 (A)	1,816	1,129
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
4.875%, 06/25/35 (A)	2,579	2,361
Merrill Lynch Mortgage Investors, Ser 2005-A8, Cl A1B1
5.250%, 08/25/36 (A)	23	23
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
3.941%, 02/25/36 (A)	5,130	3,739

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Trust, Ser 2008-C1, Cl AM
6.266%, 02/12/51 (A)	$2,343	$1,679
Morgan Stanley Capital I, Ser 2004-T15, Cl A3
5.030%, 06/13/41	930	953
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	946	946
Morgan Stanley Capital I, Ser 2006-IQ12, Cl F
5.557%, 12/15/43 (A)	1,750	304
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44	340	287
Morgan Stanley Capital I, Ser 2007-HQ13, Cl D
6.303%, 12/15/44 (A) (B)	4,000	929
Morgan Stanley Capital I, Ser 2007-T27, Cl A1
5.606%, 06/11/42	813	844
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.409%, 11/25/34 (A)	2,459	1,783
Nomura Asset Acceptance, Ser 2006-AF2, Cl 1A1
0.366%, 08/25/36 (A)	268	147
Nomura Asset Acceptance, Ser 2006-AP1, Cl A2
5.515%, 01/25/36 (A)	2,510	1,585
PNC Mortgage Acceptance, Ser 2000-C1, Cl A2
7.610%, 03/15/33	1,147	1,148
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	3,508	3,596
Prime Mortgage Trust, Ser 2005-4, Cl 2A8
5.500%, 10/25/35	3,651	3,123
RESI Finance, Ser 2007-B, Cl B5
1.339%, 04/15/39 (A) (B)	3,159	32
Residential Accredit Loans, Ser 2006-QO10, Cl A2
0.436%, 01/25/37 (A)	1,912	426
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.736%, 03/25/33 (A)	2,950	2,658
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
4.492%, 12/25/34 (A)	5,289	4,203
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.021%, 05/25/22 (A)	3,761	3,071
Residential Funding Mortgage Securities I, Ser 2003-S19, Cl A2
0.736%, 10/25/33 (A)	3,084	3,021
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	4,774	4,785
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A11
6.000%, 06/25/36	3,873	3,786

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	$430	$262
Residential Funding Mortgage Securities I, Ser 2007-S7, Cl M1
6.000%, 07/25/37	1,963	172
Salomon Brothers Mortgage Securities VII, Ser 2000-C1, Cl A2
7.520%, 02/18/32 (A)	65	65
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl A2
7.455%, 07/18/33	2,913	2,928
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005- 7, Cl 1A3
3.211%, 04/25/35 (A)	3,866	2,625
Structured Asset Mortgage Investments, Ser 2006-AR7, Cl A12
0.516%, 08/25/36 (A)	2,821	588
Structured Asset Securities, Ser 2005-16, Cl 1A2
5.500%, 09/25/35	3,750	3,103
Structured Asset Securities, Ser 2006-NC1, Cl A4
0.416%, 05/25/36 (A)	1,200	467
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.356%, 09/25/46 (A)	6,113	5,589
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	4,727	4,730
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	210	168
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.486%, 04/25/47 (A)	8,599	3,327
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003- S4, Cl 2A5
4.500%, 06/25/33	5,801	5,806
Washington Mutual Mortgage Pass- Through Certificates, Ser 2004- AR9, Cl A6
2.950%, 08/25/34 (A)	2,231	2,170
Washington Mutual Mortgage Pass- Through Certificates, Ser 2004- S2, Cl 2A1
5.500%, 06/25/34	4,919	4,909
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR2, Cl B9
1.436%, 01/25/45 (A)	1,155	33

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-10, Cl A19
6.000%, 08/25/36	$562	$522
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-6, Cl A13
0.686%, 06/25/34 (A)	1,471	1,413
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A5
3.219%, 08/25/34 (A)	1,495	1,460
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (A)	751	675

		280,217

Total Mortgage-Backed Securities (Cost $438,263) ($ Thousands)		381,716

ASSET-BACKED SECURITIES — 41.7%
Automotive — 6.0%
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	2,305	2,316
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	6,330	6,426
BMW Vehicle Lease Trust, Ser 2009-1, Cl A2
2.040%, 04/15/11	6,975	7,021
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (B)	8,245	8,255
Honda Auto Receivables Owner Trust, Ser 2008-1, Cl A3
4.470%, 01/18/12	3,755	3,829
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	250	252
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	3,505	3,570
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	4,210	4,241
Nissan Auto Lease Trust, Ser 2009- A, Cl A2
2.010%, 04/15/11	7,765	7,820
Volkswagen Auto Lease Trust, Ser 2009-A, Cl A2
2.870%, 07/15/11	6,750	6,819
Wachovia Auto Owner Trust, Ser 2008-A, Cl A3A
4.810%, 09/20/12	3,650	3,766

		54,315

Credit Cards — 15.2%
American Express Credit Account Master Trust, Ser 2005-8, Cl A
0.269%, 06/17/13 (A)	3,000	2,985

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Express Credit Account Master Trust, Ser 2008-8, Cl A
1.339%, 04/15/13 (A)	$5,000	$5,024
American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.589%, 12/15/14 (A)	20,610	21,017
American Express Issuance Trust, Ser 2008-1, Cl A
1.189%, 12/15/10 (A)	5,000	5,004
American Express Issuance Trust, Ser 2008-2, Cl A
4.020%, 01/18/11	1,696	1,708
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.269%, 11/15/13 (A)	3,450	3,395
Bank of America Credit Card Trust, Ser 2007-A2, Cl A2
0.259%, 06/17/13 (A)	3,863	3,820
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7
0.239%, 08/15/12 (A)	3,000	2,995
Bank of America Credit Card Trust, Ser 2008-A1, Cl A1
0.819%, 04/15/13 (A)	5,090	5,071
Bank of America Credit Card Trust, Ser 2008-A5, Cl A5
1.439%, 12/16/13 (A)	5,000	5,010
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	6,730	7,047
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.339%, 04/15/13 (A)	7,585	7,603
Chase Issuance Trust, Ser 2005- A13, Cl A13
0.279%, 02/15/13 (A)	3,000	2,986
Chase Issuance Trust, Ser 2005-A8, Cl A8
0.279%, 10/15/12 (A)	2,500	2,493
Chase Issuance Trust, Ser 2006-A1, Cl A
0.279%, 04/15/13 (A)	3,100	3,082
Chase Issuance Trust, Ser 2006-A7, Cl A
0.249%, 02/15/13 (A)	3,586	3,568
Chase Issuance Trust, Ser 2007- A10, Cl A10
0.279%, 06/16/14 (A)	4,360	4,290
Chase Issuance Trust, Ser 2007- A15, Cl A
4.960%, 09/17/12	1,253	1,295
Chase Issuance Trust, Ser 2007- A17, Cl A
5.120%, 10/15/14	1,443	1,570
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	2,263	2,306
Chase Issuance Trust, Ser 2009-A4, Cl A4
0.989%, 06/15/12 (A)	7,200	7,215
Chase Issuance Trust, Ser 2009-A6, Cl A6
1.089%, 07/16/12 (A)	1,250	1,254

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.352%, 11/25/13 (A)	$11,415	$11,276
Citibank Credit Card Issuance Trust, Ser 2005-A7, Cl A7
4.750%, 10/22/12	4,300	4,430
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.587%, 08/20/14 (A)	2,755	2,712
Citibank Credit Card Issuance Trust, Ser 2008-A5, Cl A5
4.850%, 04/22/15	1,688	1,833
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.989%, 03/17/14 (A)	4,870	4,959
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.459%, 09/17/12 (A)	5,000	4,992
MBNA Credit Card Master Note Trust, Ser 2003-A8, Cl A8
0.429%, 12/17/12 (A)	2,600	2,589
MBNA Credit Card Master Note Trust, Ser 2005-A11, Cl A11
0.279%, 05/15/13 (A)	5,000	4,950

		138,479

Mortgage Related Securities — 6.9%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A2
0.326%, 09/25/36 (A)	2,721	2,582
ACE Securities, Ser 2003-NC1, Cl M
1.406%, 07/25/33 (A)	3,600	2,327
ACE Securities, Ser 2005-HE2, Cl M3
0.716%, 04/25/35 (A)	2,235	1,660
ACE Securities, Ser 2006-HE1, Cl A2B
0.366%, 02/25/36 (A)	23	22
ACE Securities, Ser 2006-OP1, Cl M2
0.526%, 04/25/36 (A)	4,325	76
Aegis Asset-Backed Securities Trust, Ser 2005-4, Cl 1A3
0.536%, 10/25/35 (A)	138	133
Argent Securities, Ser 2006-M3, Cl A2B
0.336%, 10/25/36 (A)	4,534	2,507
Argent Securities, Ser 2006-W2, Cl A2B
0.426%, 03/25/36 (A)	2,020	906
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.016%, 03/25/34 (A)	633	494
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2A
0.326%, 01/25/37 (A)	533	505
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2C
0.426%, 01/25/37 (A)	1,285	434
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl A3C2
0.416%, 09/25/36 (A)	2,540	1,477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl M2
0.556%, 09/25/36 (A)	$2,000	$32
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.426%, 11/25/36 (A)	1,255	587
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.436%, 03/25/36 (A)	3,957	2,497
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE9, Cl 1A2
0.386%, 11/25/36 (A)	3,430	1,511
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF2
2.645%, 04/25/34 (D)	166	165
Citigroup Mortgage Loan Trust, Ser 2006-FX1, Cl A1
0.336%, 10/25/36 (A)	28	28
Citigroup Mortgage Loan Trust, Ser 2006-NC2, Cl A2B
0.396%, 09/25/36 (A)	5,326	2,505
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	2,547	2,344
HFC Home Equity Loan Asset- Backed Certificates, Ser 2007-3, Cl M1
2.487%, 11/20/36 (A)	3,000	1,525
Home Equity Asset Trust, Ser 2006-5, Cl 2A3
0.416%, 10/25/36 (A)	950	306
Home Equity Asset Trust, Ser 2006-6, Cl 2A3
0.416%, 11/25/36 (A)	2,015	479
Home Equity Asset Trust, Ser 2006-7, Cl 2A3
0.386%, 01/25/37 (A)	3,550	708
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (D)	12,513	1,316
Home Equity Mortgage Trust, Ser 2007-2, Cl 2A1A
0.386%, 06/25/37 (A)	8,600	4,630
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.316%, 08/25/33 (A)	511	446
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.496%, 02/25/36 (A)	2,230	1,856
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.416%, 08/25/36 (A)	4,210	1,534
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.886%, 07/25/34 (A)	6	1
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.286%, 10/25/33 (A)	2,172	1,445
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.396%, 04/25/36 (A)	5,393	3,463

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley ABS Capital I, Ser 2006-HE4, Cl A3
0.386%, 06/25/36 (A)	$2,891	$1,790
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2C
0.376%, 08/25/36 (A)	1,615	798
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2B
0.336%, 08/25/36 (A)	1,729	1,688
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.336%, 10/25/36 (A)	7,000	5,500
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2C
0.376%, 10/25/36 (A)	1,935	706
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.661%, 02/25/33 (A)	207	134
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.236%, 04/25/33 (A)	119	48
Morgan Stanley Mortgage Loan Trust, Ser 2006-17XS, Cl A1
0.356%, 10/25/46 (A)	104	82
Nationstar Home Equity Loan Trust, Ser 2007-C2, Cl 2AV1
0.296%, 06/25/37 (A)	1,346	1,303
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.276%, 07/25/36 (A)	565	504
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.446%, 12/25/35 (A)	3,405	2,738
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.336%, 02/25/37 (A)	1,364	821
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.586%, 01/25/36 (A)	2,800	1,934
Residential Funding Mortgage Securities II, Ser 2006-HI5, Cl A1
0.336%, 08/25/19 (A)	54	53
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.386%, 02/25/36 (A) (B)	4,506	1,784
Soundview Home Equity Loan Trust, Ser 2006-3, Cl A2
0.326%, 11/25/36 (A)	241	240
Soundview Home Equity Loan Trust, Ser 2006-OPT4, Cl 2A2
0.326%, 06/25/36 (A)	1,892	1,816

		62,440

Other Asset-Backed Securities — 13.6%
1776 CLO, Ser 2006-1A, Cl B
0.725%, 05/08/20 (A) (B)	5,000	3,923
AEP Texas Central Transition Funding LLC, Ser 2002-1, Cl A3
5.560%, 01/15/12	1,206	1,213
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.466%, 01/25/36 (A)	1,910	1,749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.436%, 05/25/35 (A)	$436	$413
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35 (D)	4,742	4,680
Anthracite CDO I, Ser 2004-1A, Cl A
0.597%, 03/23/19 (A) (B)	5,902	3,246
Argent Securities, Ser 2005-W4, Cl A2C
0.536%, 02/25/36 (A)	1,088	1,003
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.416%, 08/25/36 (A)	789	740
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.389%, 09/15/14 (A) (B)	5,055	5,055
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.556%, 10/25/35 (A)	4,321	3,964
Carrington Mortgage Loan Trust, Ser 2006-NC1, Cl A2
0.396%, 01/25/36 (A)	1,380	1,333
Chase Funding Mortgage Loan, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	2,440	2,294
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36 (D)	6,900	6,500
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.386%, 10/25/36 (A)	6,265	4,759
CNH Equipment Trust, Ser 2006-B, Cl A4
0.279%, 03/15/12 (A)	3,901	3,881
CNH Equipment Trust, Ser 2007-A, Cl A4
0.279%, 09/17/12 (A)	2,690	2,670
CNH Equipment Trust, Ser 2009-A, Cl A2
4.060%, 10/17/11	2,775	2,804
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.496%, 09/25/34 (A)	114	95
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.476%, 08/25/35 (A)	2,099	1,967
Countrywide Asset-Backed Certificates, Ser 2006-3, Cl 2A2
0.489%, 06/25/36 (A)	566	455
Countrywide Asset-Backed Certificates, Ser 2006-6, Cl 2A3
0.546%, 09/25/36 (A)	855	308
Crest Ltd., Ser 2002-IGA, Cl A
0.731%, 07/28/17 (A) (B)	5,343	4,809
Crest Ltd., Ser 2003-1A, Cl B1
1.206%, 05/28/38 (A) (B)	6,000	1,920
CSAB Mortgage Backed Trust, Ser 2006-4, Cl A1A
5.868%, 12/25/36 (D)	135	121

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A3
0.396%, 11/25/36 (A)	$820	$287
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A1
0.306%, 11/25/36 (A)	174	163
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF14, Cl A2
0.326%, 10/25/36 (A)	1,149	1,105
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF15, Cl A5
0.426%, 11/25/36 (A)	885	289
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF18, Cl A2C
0.426%, 12/25/37 (A)	2,800	1,076
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.516%, 06/25/36 (A)	20,000	121
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.386%, 09/25/26 (A)	623	106
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.366%, 12/25/26 (A)	257	20
Fremont Home Loan Trust, Ser 2006-B, Cl 2A3
0.396%, 08/25/36 (A)	1,550	588
Fremont Home Loan Trust, Ser 2006-C, Cl 2A1
0.286%, 10/25/36 (A)	422	374
Fremont Home Loan Trust, Ser 2006-D, Cl 2A1
0.296%, 11/25/36 (A)	749	543
GSAMP Trust, Ser 2005-HE3, Cl M1
0.706%, 06/25/35 (A)	1,566	1,500
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.606%, 07/25/45 (A)	1,703	1,643
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.616%, 09/25/35 (A)	1,226	1,136
GSAMP Trust, Ser 2006-HE2, Cl A2
0.416%, 03/25/46 (A)	1,839	1,333
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.556%, 11/25/35 (A)	11,936	9,436
HSI Asset Securitization Trust, Ser 2007-NC1, Cl A4
0.546%, 04/25/37 (A)	5,500	1,861
IXIS Real Estate Capital Trust, Ser 2006-HE2, Cl A3
0.396%, 08/25/36 (A)	1,715	771
JPMorgan Mortgage Acquisition, Ser 2006-FRE1, Cl A3
0.426%, 05/25/35 (A)	1,135	991

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman XS Trust, Ser 2006-19, Cl A1
0.336%, 12/25/36 (A)	$131	$113
Lehman XS Trust, Ser 2006-20, Cl A1
0.336%, 01/25/37 (A)	455	355
Long Beach Mortgage Loan Trust, Ser 2006-1, Cl M2
0.646%, 02/25/36 (A)	2,115	5
Long Beach Mortgage Loan Trust, Ser 2006-WL1, Cl 1A3
0.566%, 01/25/46 (A)	2,566	883
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.936%, 10/25/37 (A)	3,986	3,837
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.556%, 11/25/35 (A)	5,850	4,612
Morgan Stanley ABS Capital I, Ser 2006-NC5, Cl A2A
0.276%, 10/25/36 (A)	726	702
Morgan Stanley ABS Capital I, Ser 2006-WMC2, Cl A2C
0.386%, 07/25/36 (A)	7,970	2,815
Morgan Stanley IXIS Real Estate Capital Trust, Ser 2006-2, Cl A3
0.386%, 11/25/36 (A)	3,870	1,294
National Collegiate Student Loan Trust, Ser 2004-2, Cl 2C
1.036%, 12/26/33 (A)	250	24
National Collegiate Student Loan Trust, Ser 2006-3, Cl C
0.706%, 02/25/32 (A)	5,850	325
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.486%, 12/25/35 (A)	8,151	5,578
New Century Home Equity Loan Trust, Ser 2006-1, Cl M2
0.596%, 05/25/36 (A)	1,500	18
RAAC Series, Ser 2006-SP4, Cl A1
0.336%, 11/25/36 (A)	102	97
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.456%, 02/25/36 (A)	2,286	1,719
SACO I, Ser 2005-9, Cl A1
0.486%, 12/25/35 (A)	3,645	845
SACO I, Ser 2005-WM3, Cl A1
0.756%, 09/25/35 (A)	1,840	461
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.556%, 08/25/35 (A)	1,735	1,628
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-HE1, Cl A1A
0.566%, 10/25/35 (A) (B)	875	858
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.416%, 12/25/36 (A)	3,200	1,239

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2006-C, Cl C
0.689%, 12/15/39 (A)	$5,400	$459
Specialty Underwriting & Residential Finance, Ser 2005-AB3, Cl A2B
0.486%, 09/25/36 (A)	3,243	2,725
Specialty Underwriting & Residential Finance, Ser 2006-BC5, Cl A2D
0.386%, 11/25/37 (A)	7,336	2,329
Structured Asset Investment Loan Trust, Ser 2006-BNC3, Cl A3
0.416%, 09/25/36 (A)	11,000	5,411
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.386%, 10/25/36 (A) (B)	188	165
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.396%, 02/25/37 (A)	5,100	1,140
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.316%, 01/25/38 (A) (B)	222	154

		123,036

Total Asset-Backed Securities (Cost $497,413) ($ Thousands)		378,270

CORPORATE OBLIGATIONS — 5.3%
Basic Materials — 0.2%
ArcelorMittal
6.500%, 04/15/14	1,500	1,611

Consumer Discretionary — 0.4%
Home Depot
5.400%, 03/01/16	1,000	1,066
JC Penney
6.375%, 10/15/36	2,000	1,710
Time Warner Cable
5.850%, 05/01/17	1,000	1,066

		3,842

Consumer Staples — 0.7%
Altria Group
9.250%, 08/06/19	1,400	1,709
CVS Caremark
0.661%, 06/01/10 (A)	3,205	3,207
Roche Holdings
5.000%, 03/01/14 (B)	1,000	1,093

		6,009

Energy — 0.3%
Devon Energy
6.300%, 01/15/19	2,000	2,279

Financials — 1.4%
Allstate
6.125%, 05/15/37 (A)	2,000	1,675
Caterpillar Financial Services MTN
6.125%, 02/17/14	750	846
General Electric Capital
6.375%, 11/15/67 (A)	2,000	1,645

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group
5.950%, 01/18/18	$1,500	$1,605
HSBC Finance
7.000%, 05/15/12	1,500	1,646
Merrill Lynch
6.050%, 05/16/16	2,000	2,023
MetLife
6.400%, 12/15/36	1,500	1,249
Shinsei Finance Cayman Ltd.
6.418%, 01/29/49 (A) (B)	2,235	1,296
Simon Property Group
4.875%, 03/18/10 ‡	500	504

		12,489

Health Care — 0.5%
Medco Health Solutions
7.125%, 03/15/18	1,500	1,736
UnitedHealth Group
0.472%, 06/21/10 (A)	3,000	2,990

		4,726

Industrials — 0.3%
Allied Waste North America
6.125%, 02/15/14	1,500	1,548
Fisher Scientific International
6.125%, 07/01/15	1,500	1,557

		3,105

Information Technology — 0.1%
Intuit
5.750%, 03/15/17	1,000	1,068

Materials — 0.3%
Dow Chemical
7.600%, 05/15/14	1,500	1,703
Rio Tinto Finance USA
5.875%, 07/15/13	1,000	1,098

		2,801

Telecommunication Services — 0.7%
Cellco Partnership
5.550%, 02/01/14	1,500	1,653
Michigan Bell Telephone
7.850%, 01/15/22	1,200	1,383
News America Holdings
7.700%, 10/30/25	2,000	2,166
Verizon Communications
8.750%, 11/01/18	1,000	1,269

		6,471

Utilities — 0.4%
Ohio Power
0.464%, 04/05/10 (A)	4,120	4,119

Total Corporate Obligations (Cost $48,254) ($ Thousands)		48,520

CONVERTIBLE BOND — 0.1%
Financials — 0.1%
National City CV to 2.0725
4.000%, 02/01/11	750	756

Total Convertible Bond (Cost $715) ($ Thousands)		756

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.500%, 01/14/10 (C)	$875	$875

Total U.S. Treasury Obligation (Cost $875) ($ Thousands)		875

CASH EQUIVALENT — 11.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A*
0.130%,	103,950,301	103,950

Total Cash Equivalent (Cost $103,950) ($ Thousands)		103,950

Total Investments — 100.7% (Cost $1,089,470)($ Thousands)		$914,087

A summary of outstanding futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(296)	Apr-2010	$(270)
U.S. 10-Year Treasury Note	(354)	Mar-2010	(499)
U.S. Long Treasury Bond	(5)	Mar-2010	(11)

			$(780)

Percentages are based on a Net Assets of $907,890 ($ Thousands).

*	Investment in affiliated security (see Note 3). Rate shown is the 7-day effective yield as of November 30, 2009.
‡	Real Estate Investment Trust
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2009. The date reported on the Schedule of Investments is the next reset date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2009. The coupon on a step bond changes on a specified date.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CV — Convertible Security

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

Ser — Series

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investment in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$381,716	$—	$381,716
Asset-Backed Securities	—	378,270	—	378,270
Corporate Obligations	—	48,520	—	48,520
Convertible Bond	—	756	—	756
U.S. Treasury Obligation	—	875	—	875
Cash Equivalent	103,950	—	—	103,950

Total Investment in Securities	$103,950	$810,137	$—	$914,087

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$(780)	$—	$—	$(780)

*	Futures are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Polices in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Assets and Liabilities ($ Thousands)

November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio
Assets
Investments, at value (cost $985,520)	$810,137
Affiliated investment, at value (cost $103,950)	103,950
Securities sold receivable	193,598
Interest receivable	2,633
Prepaid expenses	8

Total assets	1,110,326

Liabilities
Securities purchased payable	197,971
Payable for capital shares redeemed	4,000
Advisory fees payable	102
Payable for variation margin	92
Payable due to custodian	59
Administration fees payable	37
Trustees fees payable	8
Chief Compliance Officer fees payable	3
Accrued expenses and other liabilities	164

Total liabilities	202,436

Net assets	$907,890

Net Assets:
Paid-in-capital (unlimited authorization - no par value)	$1,449,780
Undistributed net investment income	125,448
Accumulated net realized loss on investments, futures contracts, option contracts and swap contracts	(491,175)
Net unrealized depreciation on investments	(175,383)
Net unrealized depreciation on futures contracts	(780)

Net assets	$907,890

Net asset value per share (based on 140,925,955 shares outstanding)*	$6.44

*	Shares are not rounded to thousands.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Operations ($ Thousands)

For the six months ended November 30, 2009

(Unaudited)

SEI LIBOR Plus Portfolio
Investment income:
Interest	$15,647
Dividends from affiliated security	98

Total investment income	15,745

Expenses:
Advisory fees	1,209
Administration fees	201
Trustee’s expense	5
Chief Compliance Officer fees	2
Professional fees	63
Custody fees	15
Printing expense	5
Other expenses	64

Total expenses	1,564

Waivers of expenses:
Advisory fees	(677)

Net expenses	887

Net investment income	14,858

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(66,758)
Futures contracts	(3,865)
Swap contracts	1,794
Net change in unrealized appreciation (depreciation) on:
Investments	126,360
Futures contracts	(528)
Swap contracts	(2,870)
Foreign currency and translation of other assets and liabilities denominated in foreign currency	(58)

Net realized and unrealized gain from investments	54,075

Net increase in net assets resulting from operations	$68,933

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Changes in Net Assets ($ Thousands)

	SEI LIBOR Plus Portfolio
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$14,858	$47,846
Net realized loss from investments, futures contracts and swap contracts	(68,829)	(363,374)
Net realized gain on foreign currency transactions	—	5
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	122,962	(171,138)
Net change in unrealized depreciation on foreign currency and translation of other assets and liabilities denominated in foreign currency	(58)	(204)

Net increase (decrease) in net assets resulting from operations	68,933	(486,865)

Capital
Capital subscriptions	188,700	124,889
Capital redemptions	(24,000)	(539,500)

Net increase (decrease) in net assets resulting from capital	164,700	(414,611)

Net increase (decrease) in net assets	233,633	(901,476)

Net assets beginning of period	674,257	1,575,733

Net assets end of period (Including undistributed net investment income of $125,448 and $110,590, respectively)	$907,890	$674,257

Amounts designated as “–” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Financial Highlights

	SEI LIBOR Plus Portfolio
	Six Months Ended November 30, 2009 (Unaudited)		Year Ended May 31, 2009	August 31, 2007† to May 31, 2008
These financial highlights reflect data for a share outstanding throughout the period:
Net asset value, beginning of period	$5.91		$9.28	$10.00

Investment operations
Net investment income(a)	0.11		0.36	0.37
Net realized and unrealized gain (loss) on securities(a)	0.42		(3.73)	(1.09)

Total from investment operations	0.53		(3.37)	(0.72)

Net asset value, end of period	$6.44		$5.91	$9.28

Total Return(b)	8.97%		(36.31)%	(7.20)%

Net assets, end of period (000)	$907,890		$674,257	$1,575,733

Ratios to average net assets:
Expenses, net of waivers	0.22	%(c)	0.19%	0.16	%(c)
Expenses, gross of waivers	0.39	%(c)	0.38%	0.38	%(c)
Net investment income	3.69	%(c)	4.77%	5.25	%(c)
Portfolio turnover(b)	196%		282%	264%
†	Commencement of operations.
(a)	Calculated based on average shares outstanding during the period.
(b)	Returns and turnover rates are for the period indicated and have not been annualized.
(c)	Annualized.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(1) Organization and Nature of Operations

SEI Alpha Strategy Portfolios, LP (the “Fund”) is a Delaware limited partnership established on May 22, 2007 and commenced operations on August 31, 2007 pursuant to its Agreement of Limited Partnership dated June 29, 2007. The Partnership Agreement permits the Fund to offer separate series (“series”) of units of limited partnership interest (“shares”) and separate classes of shares of such series. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients (“Clients”) of SEI Investments Management Corporation (“SIMC” or the “Investment Adviser”) the investment adviser to the Fund. The Fund intends to establish various series that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s Clients.

The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the “Portfolio”), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio’s investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the Merrill Lynch 3-Month Constant Maturity LIBOR (London Interbank Offered Rate).

As of November 30, 2009, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2) Significant Accounting Policies

Financial Accounting Standards Board (“FASB”) has previously issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws were also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification have become non-authoritative.

16	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB’s Codification project, but it has changed the way the guidance is organized and presented. As a result, these changes have had an impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund implemented the Codification as of November 30, 2009.

(a) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

17	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(b) Valuation of Investments (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Directors. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Portfolio’s Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the investment adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

18	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(b) Valuation of Investments (continued)

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended November 30, 2009, there have been no significant changes to the Fund’s fair valuation methodologies.

(c) Derivative Transactions

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements.

19	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(c) Derivative Transactions (continued)

The effect of derivative instruments on the Statement of Operations for the six month period ended November 30, 2009.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Swaps	Total
Interest Rate Contracts	$(3,865)	$(371)	$(4,236)
Credit Contracts	—	2,165	2,165

Total	$(3,865)	$1,794	$(2,071)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Swaps	Total
Interest Rate Contracts	$(528)	$363	$(165)
Credit Contracts	—	(3,233)	(3,233)

Total	$(528)	$(2,870)	$(3,398)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(d) Security Transactions, Investment Income and Realized Gain and Loss

Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

20	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(e) Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until the repurchase date of the repurchase agreement. The Portfolio also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Portfolio’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. The Portfolio, as of November 30, 2009, had not entered into any repurchase agreements.

(f) Compensating Balances

If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with the custodian bank of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with the custodian on the following day.

(g) Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

(h) Futures Contracts

The Portfolio utilized futures contracts during the six months ended November 30, 2009. The Portfolio may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. The Portfolio’s investments in futures contracts are for tactical hedging purposes as well as to enhance the Portfolio’s returns.

21	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(h) Futures Contracts (continued)

Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral initial margin deposits of cash or securities as required by the exchange on which the contract is traded. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

(i) Options/Swaptions Writing/Purchasing

The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio’s returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

As of November 30, 2009, the Portfolio did not hold any options/swaptions.

The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

22	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(j) Swap Agreements

The Portfolio may enter into swap contracts to manage interest rate risk and credit risk. The portfolio’s investments in swap contracts are mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total return swaps allow an investor to benefit from the cash flow from a security, without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio’s exposure to interest rates.

23	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(j) Swap Agreements (continued)

The Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and the counterparty.

Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements cash and securities may be set aside as collateral by the Portfolio’s custodian. The Portfolio may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio’s value from changes in interest rates, or to expose the Portfolio to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

As of November 30, 2009, the Portfolio did not hold any swap contracts.

(k) Delayed Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

24	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(l) Collateralized Debt Obligations

The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(m) Dividends and Distributions to Shareholders

The Portfolio allocates its net income daily as a dividend and is paid daily. Such dividends are allocated among the limited partners based upon each limited partner’s respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

25	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(3) Investment Adviser, Administrator and Other Transactions

SIMC serves as Investment Adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective December 1, 2008, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.22% of the Portfolio’s average net assets. From April 1, 2008 to November 30, 2008, SIMC had voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expenses, would not exceed 0.18% of the Portfolio’s average daily net assets. Prior to April 1, 2008, SIMC had voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expense, would not exceed 0.16% of the Portfolio’s average daily net assets.

SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC and Hyperion Brookfield Asset Management, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio’s Net Asset Value, which is accrued daily and is paid monthly in arrears.

Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. (“SIDCo.”) acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

The Portfolio may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its index. Such investments are considered an “Investment in affiliated securities”, and are disclosed on the Schedule of Investments.

(4) Allocation of Profits and Losses

For federal income tax purposes, the Portfolio’s items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take account equitably of the variations between the Portfolio’s tax basis in and book value of its assets. Items of income, deduction, gain and loss for federal income tax purposes is allocated among the limited partners based upon each limited partner’s respective ownership percentage.

26	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(5) Capital Subscriptions and Redemptions

Shares of the Portfolio may be issued on any day that the New York Stock Exchange (“NYSE”) is open for business (a “business day”). The Portfolio calculates its net asset value (“NAV”) once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

Share transactions of the Portfolio for the six months ended November 30, 2009, were as follows (Thousands):

Shares Issued	30,541
Shares Redeemed	(3,736)

Total Share Transactions	26,805

(6) Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the six months ended November 30, 2009 were as follows ($ Thousands):

	U.S. Gov’t	Other	Total
Purchases	$1,104,888	$206,287	$1,311,175
Sales and Maturities	1,158,394	138,309	1,296,703

(7) Federal Tax Information

The Portfolio’s taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Portfolio’s earnings is the responsibility of its partners, rather than that of the Portfolio. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

27	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2009

(Unaudited)

(7) Federal Tax Information (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at November 30, 2009, were as follows ($ Thousands):

Federal Tax cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
$1,089,470	$6,681	$(182,064)	$(175,383)

(8) Concentrations/Risks

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications by the Portfolio to the counterparty to the contract. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The Portfolio concentrates its investments in Mortgage-Backed Obligations which may cause greater fluctuations in market values. The market values of the Portfolio’s investments may also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9) Subsequent Event

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 22, 2010, the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of November 30, 2009.

(10) Other Matters

Due to volatility in the fixed income and equity markets, the market value of some of the Portfolio’s holdings may be materially different than shown in the Schedule of Investments (“SOI”). The values shown in the SOI were the market values as of November 30, 2009 and do not reflect any market events after November 30, 2009.

28	(Concluded)

SEI Alpha Strategy Portfolios, LP

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

•

Actual Portfolio Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratios	Expenses Paid During Period*
SEI LIBOR Plus Portfolio
Actual Fund Return	$1,000.00	$1,089.70	0.22%	$1.15
Hypothetical 5% Return	1,000.00	1,023.97	0.22	1.12

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end investment management companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Directors (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Alpha Strategy Portfolios, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 28, 2010

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date: January 28, 2010